REMEASUREMENT OF ACQUISITION LIABILITIES	6 Months Ended
Jun. 30, 2012
Remeasurement Of Acquisition Liabilities [Abstract]
Remeasurement of Acquisition Liabilities [Text Block]

7. Remeasurement of Acquisition Liabilities

The following table provides a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)
Income	$6,755
Interest expense	$(1,857)

Balance at June 30, 2012	$(46,029)

The acquisition liabilities, consisting of the note, warrants and deferred consideration, and classified as long-term debt, are measured at fair value and the income or expense may change significantly as assumptions regarding the valuations and probability of successful development and approval of products in development vary. As such the assumptions used in estimating the fair value require significant judgment and changes could materially impact the Company’s results of operation in future periods. For the period ended June 30, 2012 the income of $6.8 million represents the remeasurement of the fair value measurement of the warrants as of June 30, 2012 determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$4.40
Risk-free interest rate	1.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

As of June 30, 2012 the interest expense of $1.9 million represents the variance of the fair value of the Note and Deferred Consideration.

The fair value of the note is estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 72% probability of success.

The deferred consideration fair value is estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used, except for Hycet for which a discount rate of 13% has been used.

Net income (loss) before and after remeasurement of acquisition liabilities is as follows:

	Three months ended		Six months ended
(in thousands except per share data)	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012

Net income (loss)	$(3,459)	$(5,917)	$(8,386)	$(5,905)

Net income (loss) per share
Basic	$(0.14)	$(0.24)	$(0.34)	$(0.24)
Diluted	$(0.14)	$(0.24)	$(0.34)	$(0.24)

Number of shares used for computing
Basic	24,646	25,157	24,646	25,085
Diluted	24,646	25,157	24,646	25,085

Remeasurement of Acquisition Liabilities:
Fair Value of Warrants	-	(1,675)	-	(6,755)
Interest Expense		1,857		1,857
Total	-	182	-	(4,898)

Net income (loss) before remeasurement of acquisition liabilities	(3,459)	(5,735)	(8,386)	(10,803)

Net income (loss) before remeasurement of acquisition liabilities per share
Basic	$(0.14)	$(0.23)	$(0.34)	$(0.43)
Diluted	$(0.14)	$(0.23)	$(0.34)	$(0.43)